Other payables and accrued expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Governmental authorities	$ 12,545,000	$ 14,384,000
Accrued expenses	8,294,000	6,809,000
Contingent consideration related to business combinations	0	3,883,000
Accrued retention bonus related to business combinations	482,000	497,000
Fair value of future hedging transactions	0	346,000
Other	1,942,000	2,071,000
Total other payables and accrued expenses	$ 23,263,000	$ 27,990,000